Related-Party Disclosures - Transactions with Joint Ventures (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Sales to Related Parties	$ 44.5	$ 33.4
Distributions Paid	1.7	2.5
Amounts Owed by Related Parties	$ 4.6	$ 4.3